UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

  FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [ ];     Amendment Number:
This Amendment (Check only one):        [ ] is a restatement.
                                        [ ] adds, new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Ken Roberts Investment Management Inc.
Address:     601 W. Riverside Ave., Suite 1670
             Spokane, WA  99201

13F File Number:   28-6910

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Kenneth M. Roberts
Title:       President, Chief Investment Officer
Phone:       509-624-5591
Signature, Place, and Date of Signing:

       Kenneth M. Roberts       Spokane, Washington       November 10, 2004

Report Type (Check only one):

[X]          13F HOLDING REPORT
[ ]          13F NOTICE
[ ]          13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:   None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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FORM 13F INFORMATION TABLE

                      Title of                      Value          Invstmt Voting Aut
Name of Issuer          Class    CUSIP             (x$1000) Shares Dscretn   None

3M Co.                   Com    88579Y101               815   10196  Sole     10196
AP Pharma Inc.           Com    00202J104                27   19900  Sole     19900
Actel Corporation               004934105               529   34800  Sole     34800
Air Products and Chem    Com    009158106             11119  204461  Sole    204461
American Express         Com    025816109               334    6500  Sole      6500
Am. Int'l. Group         Com    026874107             15344  225673  Sole    225673
Amgen                           031162100               227    3998  Sole      3998
Applied Materials Inc    Com    03822105                813   49305  Sole     49305
BMC Software             Com    055921100               676   42750  Sole     42750
BP Amoco                 Com    055622104               449    7808  Sole      7808
Baxter International     Com    071813109              4717  146673  Sole    146673
Boise Cascade            Com    097383103               598   17980  Sole     17980
Bristol Myers Squibb     Com    110122108              1117   47173  Sole     47173
Cardinal Health          Com    14149Y108             11700  267298  Sole    267298
Cascade Nat. Gas         Com    147339105               469   22100  Sole     22100
ChevronTexaco Corp.      Com    166751107             18971  353675  Sole    353675
Cisco Systems Inc.       Com    17275R102              7539  416519  Sole    416519
Citigroup                Com    172967101             19752  447693  Sole    447693
Clorox                   Com    189054109               320    6000  Sole      6000
Coca Cola Co.            Com    191216100             13072  326399  Sole    326399
Comcast Corp             Com    20030N200             12389  443741  Sole    443741
Conoco-Philips           Com    20825C104               587    7080  Sole      7080
Costco                   Com    2160K105              16379  394578  Sole    394578
Cypress Semiconductor           232806109              3320  375573  Sole    375573
Disney                   Com    254687106              4237  187887  Sole    187887
Dow                      Com    260543103               252    5574  Sole      5574
Eden Bioscience          Com    279445100                19   43450  Sole     43450
Eli Lilly & Co           Com    532457108               376    6260  Sole      6260
Ensco Intl               Com    26874Q100              2632   80575  Sole     80575
Express Scripts          Com    302182100              8398  128525  Sole    128525
Exxon Mobil              Com    30231G102              4229   87496  Sole     87496
First Data               Com    319963104             15771  362547  Sole    362547
First Indus. Realty T    Com    32054K103               321    8700  Sole      8700
General Electric         Com    369604103             19595  583541  Sole    583541
Gillette Co.             Com    375766102               324    7768  Sole      7768
Grainger WW              Com    384802104              8144  141273  Sole    141273
Home Properties of N.    Com    437306103               451   11400  Sole     11400
ICOS Corp.               Com    449295104               563   23325  Sole     23325
Intel Corp.              Com    458140100              5786  288415  Sole    288415
Intl Bus.Machines        Com    459200101               574    6698  Sole      6698
Istar Financial Inc.     Com    45031U101              1187   28797  Sole     28797
Itron Inc                       465741106               403   23100  Sole     23100
Johnson & Johnson        Com    478160104             11566  205317  Sole    205317
Kerr McGee Corp.         Com    492386107              1285   22440  Sole     22440
Keytronic                Com    493144109               609  173950  Sole    173950
LSI Logic Corp.          Com    502161102               374   86858  Sole     86858
Lattice Semiconductor    Com    518415104              4443  904925  Sole    904925
Lucent                   Com    549463107                82   25712  Sole     25712
Microsoft                Com    594918104             20781  751582  Sole    751582
Oracle Corp.             Com    68389X105              6985  619209  Sole    619209
Pepsico Inc.             Com    713448108             19520  401225  Sole    401225
Pfizer Inc.              Com    717081103             10549  344726  Sole    344726
Qualcomm                 Com    747525103             16534  423526  Sole    423526
S & P 500 Depos. Rec.    Com    78462F103               268    2398  Sole      2398
Schlumberger             Com    806857108              6278   93268  Sole     93268
Shurgard Storage         Com    82567D104              1292   33294  Sole     33294
Siebel System                   826170102               513   68041  Sole     68041
Starbucks                Com    855244109             21752  478484  Sole    478484
Sun Microsystems         Com    866810104               109   27004  Sole     27004
Texas Instruments        Com    882508104              7646  359306  Sole    359306
Tidewater                Com    886423102              7441  228600  Sole    228600
Union Pacific Corp       Com    907818108               682   11635  Sole     11635
Veritas Software Corp.          923436109              4673  262530  Sole    262530
Verizon Comm.            Com    92343V104              3285   83412  Sole     83412
Wal-Mart                 Com    931142103             20588  386985  Sole    386985
Wash. Fed S & L          Com    938824109               351   13966  Sole     13966
Wash. Mut. Bank          Com    939322103              4089  104629  Sole    104629
Watchguard Tech.         Com    941105108                65   13950  Sole     13950
Weatherford Intl Inc     Com    015083620              8154  159810  Sole    159810

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   0

Form 13F Information Table Entry Total:          69

Form 13F Information Table Value Total:  $         394,439